UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22644 and 811-22672

Name of Fund:     BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	TEI Core Fund
(Percentages shown are based on Members’ Capital)

Fund	Value
BlackRock Alternatives Allocation Master Portfolio LLC	$107,321
Total Investments (Cost - $149,931) — 101.5%	107,321
Liabilities in Excess of Other Assets — (1.5)%	(1,558)

Members’ Capital	$105,763

Notes to Consolidated Schedule of Investments

BlackRock Alternatives Allocation TEI Portfolio LLC (the “TEI Core Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Alternatives Allocation Portfolio, Ltd. (the “Offshore Fund”), a Cayman Islands exempted limited company limited by shares that has the same investment objective as the TEI Core Fund. The Offshore Fund in turn invests all or substantially all of its investable assets in BlackRock Alternatives Allocation Master Portfolio LLC (the “Master Fund”), which has the same investment objective and strategies as the TEI Core Fund. For reporting purposes, the Offshore Fund and TEI Core Fund are consolidated and all intercompany transactions eliminated. As of June 30, 2013, the value of the investment and the percentage owned by the TEI Core Fund of the Master Fund was $107,321 and 0.1%, respectively.

The TEI Core Fund records its investment in the Master Fund at fair value. The TEI Core Fund’s investment in the Master Fund is valued pursuant to the pricing policies approved by the Board of Directors of the Master Fund.

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the TEI Core Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the TEI Core Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the TEI Core Fund’s policy regarding valuation of investments, please refer to the Master Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2013, the TEI Core Fund’s investment in the Master Fund was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC	JUNE 30, 2013	1

Schedule of Investments June 30, 2013 (Unaudited)	Master Fund
(Percentages shown are based on Members’ Capital)

Portfolio Funds		Value
Directional Trading — 8.5%
AlphaMosaic (US) LLC		$1,085,381
Avantium Liquid EM Macro Fund, LP		2,070,956
Fortress Asia Macro Fund, LP		3,058,009

		6,214,346
Event Driven — 4.1%
Pentwater Event Fund, LLC		2,963,221
Fundamental Long/Short — 25.2%
Claren Road Credit Partners, LP		2,506,987
Empire Capital Partners, LP		1,864,948
Glenview Institutional Partners, LP		2,791,044
Myriad Opportunities US Fund, Ltd.		3,048,156
One William Street Capital Partners, LP		2,830,973
Panning Domestic Fund, LLC		2,818,756
Scout Capital Partners II, LP		2,434,402

		18,295,266
Opportunistic — 9.4%
Loomis High Yield Full Discretion NHIT		4,105,018
Pictet Emerging Local Currency Debt Fund, LLC		2,704,682

		6,809,700
Real Estate — 7.7%
Urdang Global Real Estate Securities Fund, LP		5,574,877
Relative Value — 12.5%
Citadel Global Fixed Income Fund, LLC		2,378,414
HBK Fund II, LP		1,089,806
Magnetar Capital Fund II, LP		2,769,867
Peak6 Achievement Fund, LLC		885,210
Stratus Feeder, LLC		1,934,148

		9,057,445
Total Portfolio Funds — 67.4%		48,914,855

Common Stocks	Shares
Diversified Financial Services — 6.6%
Ares Capital Corp.	63,286	1,088,519
Golub Capital BDC, Inc.	68,776	1,203,580
Hercules Technology Growth Capital, Inc.	92,720	1,292,517
THL Credit, Inc.	79,606	1,209,215

		4,793,831
Oil, Gas & Consumable Fuels — 0.5%
Enbridge Inc.	4,384	184,435
Kinder Morgan Inc/Delaware	5,015	191,322

		375,757
Total Common Stocks — 7.1%		5,169,588

Exchange-Traded Funds	Shares	Value
Energy Select Sector SPDR Fund	37,980	$2,976,113
SPDR Barclays Capital High Yield Bond ETF	35,640	1,407,424

Total Exchange-Traded Funds — 6.1%		4,383,537

Exchange-Traded Limited Partnerships
Oil, Gas & Consumable Fuels — 4.8%
Access Midstream Partners LP	3,796	181,069
Atlas Pipeline Partners LP	2,807	107,199
Delek Logistics Partners LP	5,461	178,793
Energy Transfer Partners LP	2,452	123,924
Enterprise Products Partners LP	7,087	440,457
EQT Midstream Partners LP	695	33,951
Genesis Energy LP	5,784	299,785
Magellan Midstream Partners LP	5,869	319,861
Markwest Energy Partners LP	5,666	378,772
MPLX LP	5,296	194,946
ONEOK Partners LP	2,748	136,081
Plains All American Pipeline LP	8,171	456,024
Rose Rock Midstream LP	497	18,200
Sunoco Logistics Partners LP	3,750	239,813
Tesoro Logistics LP	6,612	399,762
Total Exchange-Traded Limited Partnerships — 4.8%		3,508,637
Total Long-Term Investments (Cost — $56,145,080) — 85.4%		61,976,617

Short-Term Securities
Money Market Funds — 12.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (a)(b)		8,998,960
Total Short-Term Securities (Cost — $8,998,960) — 12.4%		8,998,960
Total Investments (Cost — $65,144,040*) — 97.8%		70,975,577
Other Assets Less Liabilities — 2.2%		1,594,156

Members’ Capital — 100.0%		$72,569,733

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2013	1

Schedule of Investments (continued)	Master Fund

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$65,144,040

Gross unrealized appreciation	$6,147,877
Gross unrealized depreciation	(316,340)

Net unrealized appreciation	$5,831,537

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Master Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	6,840,240	2,158,720	8,998,960	$1,434	—

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Change in Return of 17 Futures Contracts on Gold 100 Oz Dec 13	0.00%[1]	JPMorgan Chase Bank N.A.	11/27/13	USD	2,364	$(279,480)
Change in Return of the S&P GSCI Excess Return Index - 3 Month Forward	0.00%[2]	JPMorgan Chase Bank N.A.	7/02/13	USD	2,421	—
Total						$(279,480)

[1]	Master Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

[2]	Master Fund receives the total return of the reference entity and pays the fixed rate.

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with a Portfolio Fund at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Master Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Master Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds, it is classified as Level 2; in all other cases it is classified as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2013

Schedule of Investments (concluded)	Master Fund

The following tables summarize the Master Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	4,143,390	2,070,956	6,214,346
Event Driven	—	—	2,963,221	2,963,221
Fundamental Long/Short	—	1,864,948	16,430,318	18,295,266
Opportunistic	—	6,809,700	—	6,809,700
Real Estate	—	5,574,877	—	5,574,877
Relative Value	—	1,934,148	7,123,297	9,057,445
Common Stocks:
Diversified Financial Services	4,793,831	—	—	4,793,831
Oil, Gas & Consumable Fuels	375,757	—	—	375,757
Exchange-Traded Funds	4,383,537	—	—	4,383,537
Exchange-Traded Limited Partnerships:
Oil, Gas & Consumable Fuels	3,508,637	—	—	3,508,637
Short Term Securities:
Money Market Funds	8,998,960	—	—	8,998,960
Total	$22,060,722	$20,327,063	$28,587,792	$70,975,577

[1]    In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Commodity contracts	—	$(279,480)	—	$(279,480)
[1] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

A reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Opening Balance, as of March 31, 2013	$2,117,105	$2,862,877	$15,844,146	$6,042,066	$26,866,194
Transfers into Level 3[1]	—	—	—	—	—
Transfers out of Level 3[1]	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation[2]	(46,149)	100,344	586,172	201,231	841,598
Purchases	—	—	—	880,000	880,000
Sales	—	—	—	—	—
Closing Balance, as of June 30, 2013	$2,070,956	$2,963,221	$16,430,318	$7,123,297	$28,587,792

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $841,598.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC	JUNE 30, 2013	3

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Alternatives Allocation TEI Portfolio LLC and BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 23, 2013